Stockholders' Equity - Schedule of Warrant Exercised (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Weighted Average Exercise Price, Beginning balance	$ 4.03	$ 1.87	$ 1.80
Weighted Average Exercise Price, Granted		6.00	2.39
Weighted Average Exercise Price, Exercised	1.80	1.87
Weighted Average Exercise Price, Ending balance	$ 6.03	$ 4.03	$ 1.87	$ 1.80
Weighted Average Remaining Contractual Term in Years	5 years 4 months 28 days	7 years 3 months 18 days	8 years 10 months 20 days	9 years 10 months 6 days
Weighted Average Remaining Contractual Term in Years, Granted		7 years	9 years 5 months 8 days
Warrants Outstanding, Beginning balance	1,311,117	908,244	797,724
Warrants Outstanding, Granted		686,489	110,520
Warrants Outstanding, Exercised	(608,612)	(283,616)
Warrants Outstanding, Ending balance	796,985	1,311,117	908,244	797,724